Financial Risk Management - Summary of Group's Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of cash and cash equivalents
Deposits at call	$ 542	$ 38,039	$ 59,077
Cash at bank	37,221	7,722	$ 21,860
Trade and other receivables
Other recoverable taxes (Goods and services tax and value-added tax)	53	87
Credit Risk | Minimum A Rated
Reconciliation of cash and cash equivalents
Deposits at call	542	38,039
Cash at bank	37,221	7,722
Trade and other receivables
Receivable from minimum A rated bank deposits (interest)	262	12
Credit Risk | Non-Rated
Trade and other receivables
Receivable from other parties (non-rated)	45,745	1,067
Credit Risk | Australian Government
Trade and other receivables
Receivable from the Australian Government (Income Tax)	3,305	1,631
Receivable from the Australian Government (Foreign Withholding Tax)	400
Other recoverable taxes (Goods and services tax and value-added tax)	48	86
Credit Risk | U.S. Corporate income tax rate
Trade and other receivables
Receivable from the Australian Government (Income Tax)	24	27
Other non-current assets
Receivable from the United States Government (U.S. tax credits)	1,473
Credit Risk | Swiss Government
Trade and other receivables
Receivable from the Swiss Government (Value-Added Tax)	$ 6	$ 1